INVESTMENT IN GOLD (Tables)	3 Months Ended	9 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Investment Holdings [Abstract]
Activity in Gold Bullion [Table Text Block]	The following represents the changes in ounces of gold and the respective fair value at April 30, 2015:

	Ounces	Fair Value

Beginning balance as of January 31, 2015	51,379	$64,750,586
Gold bullion contributed	2,492	3,046,781
Gold bullion distributed	(2,989)	(3,608,896)
Change in unrealized depreciation	—	(3,913,307)
Realized gain from gold distributed from in-kind	—	(221,574)
Ending balance as of April 30, 2015	50,882	$60,053,590
	Ounces	Fair Value

Beginning balance as of January 31, 2015	1,000	$1,306,250
Gold bullion contributed	50,978	65,404,328
Gold bullion distributed	(599)	(777,674)
Change in unrealized depreciation	—	(1,188,296)
Realized gain from gold distributed from in-kind	—	5,978
Ending balance as of April 30, 2015	51,379	$64,750,586
The following represents the changes in ounces of gold and the respective fair value at January 31, 2015:

	Ounces	Fair Value

Beginning balance as of May 6, 2014	1,000	$1,306,250
Gold bullion contributed	50,978	65,404,328
Gold bullion distributed	(599)	(777,674)
Change in unrealized depreciation	—	(1,188,296)
Realized gain from gold distributed from in-kind	—	5,978

Ending balance as of January 31, 2015	51,379	$64,750,586